FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
LIABILITIES [Abstract]
Ownership percentage of investments not estimated at fair value		50.00%
Carrying Amount [Member]
ASSETS [Abstract]
Cash and cash equivalents		$ 45,193	$ 34,982
Restricted cash (current and noncurrent portion)		12,251	12,718
LIABILITIES [Abstract]
Long term financial debt - Note 5	[1]	463,548	466,034
Estimated Fair Value [Member]
ASSETS [Abstract]
Cash and cash equivalents		45,193	34,982
Restricted cash (current and noncurrent portion)		12,251	12,718
LIABILITIES [Abstract]
Long term financial debt - Note 5	[1]	277,977	$ 475,763
Recurring [Member] | Level 1 [Member]
Current assets [Abstract]
Other assets - Product tanker Alejandrina		0
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)		0
Interest rate swap (included in other liabilities)		0
Recurring [Member] | Level 2 [Member]
Current assets [Abstract]
Other assets - Product tanker Alejandrina		0
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)		229
Interest rate swap (included in other liabilities)		435
Recurring [Member] | Level 3 [Member]
Current assets [Abstract]
Other assets - Product tanker Alejandrina		4,535
Current liabilities [Abstract]
Interest rate collar (included in other liabilities)		0
Interest rate swap (included in other liabilities)		$ 0

[1]	The fair value of long term financial debt is measured using Level 2 fair value inputs.